Intangible Assets	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	September 30, 2024	December 31, 2023
Brands	$169,341	$168,508
Software development costs	945,178	880,764
Customer relationships	1,551,967	1,541,507
Computer software	38,595	39,311
Gross carrying value	$2,705,081	$2,630,090

Brands	114,064	101,197
Software development costs	661,742	578,383
Customer relationships	858,201	756,463
Computer software	32,137	30,112
Accumulated amortization	$1,666,144	$1,466,155
Intangible assets, net	$1,038,937	$1,163,935

Amortization expense on intangible assets for the three months ended September 30, 2024 and 2023, was $67,991 and $65,294, respectively. Amortization expense on intangible assets for the nine months ended September 30, 2024 and 2023, was $201,156 and

$192,451, respectively. The increase in gross intangible assets during the nine months ended September 30, 2024 mainly relates to the purchase of merchant portfolios and software development costs.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified during the three and nine months ended September 30, 2024 and 2023. For the three and nine months ended September 30, 2024 impairment expenses of $119 and $795, respectively, were recognized related to software development costs which had no future economic benefit. For the three and nine months ended September 30, 2023 impairment expenses of $0 and $275, respectively, were recognized related to software development costs.